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                                                                    MAY 1, 1998

                          GROWTH AND INCOME PORTFOLIO

                                  A SERIES OF

                        MITCHELL HUTCHINS SERIES TRUST

                          1285 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  Growth and Income Portfolio ("Portfolio") is a diversified series of Mitchell Hutchins Series Trust ("Fund"), a professionally managed, open-end investment company. Shares of the Portfolio are offered only to insurance company separate accounts that fund benefits under certain variable annuity contracts and/or variable life insurance contracts (collectively, "Contracts"). Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as investment adviser and administrator of the Portfolio.

  This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated May 1, 1998. A copy of the Prospectus may be obtained by contacting the Fund or your PaineWebber investment executive or by calling toll free 1-800-986-0088.
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                               TABLE OF CONTENTS

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Investment Policies and Limitations........................................   3
Hedging and Related Strategies Using Derivative Instruments................   9
Trustees and Officers; Principal Holders of Securities.....................  15
Investment Advisory Services...............................................  23
Portfolio Transactions.....................................................  24
Additional Purchase and Redemption Information.............................  25
Valuation of Shares........................................................  26
Taxes......................................................................  26
Other Information..........................................................  28
Financial Statements.......................................................  28
Appendix ..................................................................  29
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                      INVESTMENT POLICIES AND LIMITATIONS

  The following supplements the information contained in the Prospectus concerning the investment policies and limitations of Growth and Income Portfolio. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, there are no policy limitations on the Portfolio's ability to use the investments or techniques discussed in these documents.

  RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. Growth and Income Portfolio may invest in U.S. dollar denominated securities of foreign issuers. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Portfolio than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

  Growth and Income Portfolio may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They are generally in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of the Portfolio's investment policies, ADRs, are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, evidencing ownership of common stock will be treated as common stock. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

  Investment income on certain foreign securities in which Growth and Income Portfolio may invest may be subject to foreign withholding on interest and/or dividends or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolio would be subject.

  MONEY MARKET INVESTMENTS. The money market investments of Growth and Income Portfolio include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their foreign political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) debt securities issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments.

  YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations in which Growth and Income Portfolio may invest. A description of the ratings assigned to debt obligations by S&P and Moody's is included in the Appendix to this Statement of Additional Information.

  Growth and Income Portfolio may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events so that an issuer's current financial condition may be better or worse than the rating indicates. The rating assigned to a

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security by a NRSRO does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. Subsequent to its purchase by the Portfolio, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio.

  In addition to ratings assigned to individual bond issues, Mitchell Hutchins will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on debt securities in which Growth and Income Portfolio invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

  Debt securities rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality are below investment grade, are deemed by those agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they involve higher risks, in that they especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

  The market for lower rated debt securities, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur. The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit Growth and Income Portfolio's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

  CONVERTIBLE SECURITIES. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks in the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities.

  The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying

                                       4
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common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value, and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value, determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by Growth and Income Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Portfolio may hold any equity securities it acquires upon conversion.

  WARRANTS. Warrants are securities permitting but not obligating their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

  ILLIQUID SECURITIES. Growth and Income Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those securities Mitchell Hutchins has determined are liquid pursuant to guidelines established by the Fund's board of trustees (sometimes referred to as the "board"). The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC options it writes at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the option formula exceeds the intrinsic value of the option. To the extent the Portfolio invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Restricted securities are not registered under the Securities Act of 1933 ("1933 Act") and may be sold only in privately negotiated or other exempted transactions or after a 1933 Act registration statement has become effective. However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

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  Institutional markets for restricted securities have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by Growth and Income Portfolio, however, could affect adversely the marketability of such securities and the Portfolio might be unable to dispose of the securities promptly or at favorable prices.

  The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in Growth and Income Portfolio and reports periodically on such decisions to the board.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which Growth and Income Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Portfolio maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Portfolio upon their acquisition is accrued as interest and included in the Portfolio's net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Portfolio if the other party to a repurchase agreement becomes insolvent.

  Growth and Income Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimum credit risks in accordance with guidelines established by the board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

  REVERSE REPURCHASE AGREEMENTS. Growth and Income Portfolio may engage in reverse repurchase agreements up to an aggregate value of 5% of its total assets. Such transactions involve the sale of securities held by the Portfolio subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Such transactions are considered to be borrowings and may be entered into only for temporary purposes. While a reverse repurchase agreement is outstanding, the Portfolio's custodian segregates assets to cover the amount of its obligations under the reverse repurchase agreement. See "Investment Policies and Restrictions--Segregated Accounts."

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect Growth and Income Portfolio's net asset value. When the Portfolio commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Limitations--Segregated Accounts." The Portfolio purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the

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security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a capital gain or loss to the Portfolio.

  LENDING OF PORTFOLIO SECURITIES. Growth and Income Portfolio is authorized to lend portfolio securities valued at up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Portfolio's custodian, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The Portfolio may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Portfolio will retain authority to terminate any of its loans at any time. The Portfolio may pay reasonable fees in connection with a loan and may pay a negotiated portion of the interest earned on the reinvestment of cash held as collateral to the borrower or placing broker. The Portfolio will receive reasonable interest on a loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Portfolio will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Portfolio's interest.

  Pursuant to procedures adopted by the board governing Growth and Income Portfolio's securities lending program, the board has approved retention of PaineWebber to serve as lending agent for the Portfolio. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent.

  SHORT SALES "AGAINST THE BOX". Growth and Income Portfolio may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the Portfolio, and the Portfolio is obligated to replace the securities borrowed at a date in the future. When the Portfolio sells short, it establishes a margin account with the broker effecting the short sale, and deposits collateral with the broker. In addition, the Portfolio maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

  Growth and Income Portfolio might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for a security owned by the Portfolio. In such case, any loss in the Portfolio's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. Growth and Income Portfolio currently does not intend to have obligations under short sales that at any time during the coming year exceed 5% of its net assets.

  SEGREGATED ACCOUNTS. When Growth and Income Portfolio enters into certain transactions that involve obligations to make future payments to third parties, including reverse repurchase agreements or the purchase of securities on a when-issued or delayed delivery basis, the Portfolio will maintain with its custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Portfolio's

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obligation or commitment under such transactions. As described below under
"Hedging and Related Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options or futures contracts.

INVESTMENT LIMITATIONS.

  Growth and Income Portfolio will not:

    (1) purchase any security if, as a result of that purchase, 25% or more of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

    (2) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    (4) engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (7) purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

    The foregoing fundamental investment limitations cannot be changed for Growth and Income Portfolio without the affirmative vote of the lesser of
  (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the Portfolio's shares present at a meeting of its shareholders if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

  The following investment restrictions may be changed by the board without shareholder approval. Growth and Income Portfolio will not:

    (1) hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Portfolio to fail to comply with the diversification requirements

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  imposed by section 817(h) of the Internal Revenue Code and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity and/or variable life insurance contracts.

    (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (3) engage in short sales of securities or maintain a short position, except that the Portfolio may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 ("1940 Act") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

    (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

          HEDGING AND RELATED STRATEGIES USING DERIVATIVE INSTRUMENTS

  GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. As discussed in the Prospectus, Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge Growth and Income Portfolio's investments or attempt to enhance the Portfolio's income or realize gains. The Portfolio may enter into transactions using one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the Portfolio's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments used by the Portfolio are described below.

  OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

  OPTIONS ON STOCK INDICES--A stock index assigns relative values to the stocks included in the index and fluctuates with changes in the market values of those stocks. A stock index option operates in the same way as a more traditional stock option, except that exercise of a stock index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index.

  STOCK INDEX FUTURES CONTRACTS--A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

  INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a

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specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

  OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

  GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held by Growth and Income Portfolio. Thus, in a short hedge the Portfolio takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Portfolio might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Portfolio could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Portfolio might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that Growth and Income Portfolio intends to acquire. Thus, in a long hedge the Portfolio takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Portfolio might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Portfolio could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Portfolio might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  Growth and Income Portfolio may purchase and write (sell) covered straddles on securities and stock indices. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The Portfolio might enter into a long straddle when Mitchell Hutchins believes it likely that interest rates will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The Portfolio might enter into a short straddle when Mitchell Hutchins believes it unlikely that interest rates will be as volatile during the term of the option as the option pricing implies.

  Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that Growth and Income Portfolio owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Portfolio has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  Income strategies include the writing of covered options to obtain the related option premiums. Return strategies include the use of Derivative Instruments to increase or reduce Growth and Income Portfolio's exposure to an asset class without buying or selling the underlying instruments.

  The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, Growth and Income Portfolio's ability to use Derivative Instruments will be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may utilize these opportunities to the extent that they are consistent with Growth and Income Portfolio's investment objective and permitted by the Portfolio's investment limitations and applicable regulatory authorities. The Fund's Prospectus or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF STRATEGIES USING DERIVATIVES INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

    (1) Successful use of most Derivative Instruments depends upon Mitchell Hutchins' ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

    (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets on which Derivative Instruments are traded rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

    (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if Growth and Income Portfolio entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security held by the Portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

    (4) As described below, Growth and Income Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Portfolio were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

  COVER FOR STRATEGIES USING DERIVATIVES INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose Growth and Income Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of Growth and Income Portfolio's assets to cover positions or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

  OPTIONS. Growth and Income Portfolio may purchase put and call options, and write (sell) covered put and call options, on equity and debt securities. The Portfolio that may use options may purchase put and call options and write
(sell) covered call options on stock indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. In addition, the Portfolio may purchase options to enhance return by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the Portfolio to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered put options serves as a limited long hedge because increases in the value of the hedged instrument would be offset to the extent of the premium received for writing the option. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security at less than its market value. The securities or other assets used as cover for OTC options written by the Portfolio would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

  Growth and Income Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Portfolio may terminate its obligation under a call option that it had written by purchasing an identical call option; this is known as a closing purchase transaction. Conversely, the Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

  Growth and Income Portfolio may purchase or write both exchange-traded and OTC options. Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Portfolio purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefits of the transaction.

  Generally, the OTC debt options used by Growth and Income Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

  Growth and Income Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Portfolio will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

  If Growth and Income Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  Growth and Income Portfolio may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

  LIMITATIONS ON THE USE OF OPTIONS. Growth and Income Portfolio's use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

    (1) The Portfolio may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the Portfolio, does not exceed 5% of the Portfolio's total assets.

    (2) The aggregate value of securities underlying put options written by the Portfolio, determined as of the date the put options are written, will not exceed 50% of its net assets.

    (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock or bond indices and options on futures contracts) purchased by the Portfolio that are held at any time will not exceed 20% of its net assets.

  FUTURES. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing covered call options on securities and indices. In addition, Growth and Income Portfolio may purchase or sell futures contracts or purchase options thereon to enhance return by increasing or reducing exposure to an asset class without purchasing or selling the underlying securities.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract Growth and Income Portfolio is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing an option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of Growth and Income Portfolio's obligations to or from a futures broker. When the Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Portfolio purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Growth and Income Portfolio intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If Growth and Income Portfolio were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. Growth and Income Portfolio's use of futures is governed by the following guidelines, which can be changed by the board without shareholder vote.

    (1) To the extent the Portfolio enters into futures contracts or options on futures contracts that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

    (2) The aggregate premiums on all options (including options on securities and stock indices and options on futures contracts) purchased by the Portfolio that are held at any time will not exceed 20% of its net assets.

    (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the Portfolio will not exceed 5% of its total assets.

            TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The trustees and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                                        BUSINESS EXPERIENCE
    NAME AND ADDRESS*; AGE    POSITION WITH THE FUND  AND OTHER DIRECTORSHIPS
    ----------------------    ----------------------  -----------------------
 Margo N. Alexander**; 51     Trustee and President  Mrs. Alexander is presi-
                                                      dent, chief executive
                                                      officer and a director
                                                      of Mitchell Hutchins
                                                      (since January 1995) and
                                                      an executive vice presi-
                                                      dent and director of
                                                      PaineWebber (since March
                                                      1984). Mrs. Alexander is
                                                      president and a director
                                                      or trustee of 30 invest-
                                                      ment companies for which
                                                      Mitchell Hutchins or
                                                      PaineWebber serves as
                                                      investment adviser.
 Richard Q. Armstrong; 62     Trustee                Mr. Armstrong is chairman
 78 West Brother Drive                                and principal of RQA En-
 Greenwich, CT 06830                                  terprises (management
                                                      consulting firm) (since
                                                      April 1991 and principal
                                                      occupation since March
                                                      1995). Mr. Armstrong is
                                                      also a director of Hi Lo
                                                      Automotive, Inc. He was
                                                      chairman of the board,
                                                      chief executive officer
                                                      and co-owner of Adiron-
                                                      dack Beverages (producer
                                                      and distributor of soft
                                                      drinks and
                                                      sparkling/still waters)
                                                      (October 1993-March
                                                      1995). He was a partner
                                                      of The New England Con-
                                                      sulting Group (manage-
                                                      ment consulting firm)
                                                      (December 1992-September
                                                      1993). He was managing
                                                      director of LVMH U.S.
                                                      Corporation (U.S. sub-
                                                      sidiary of the French
                                                      luxury goods conglomer-
                                                      ate, Louis Vuitton Moet
                                                      Hennessey Corporation)
                                                      (1987-1991) and chairman
                                                      of its wine and spirits
                                                      subsidiary, Schieffelin
                                                      & Somerset Company
                                                      (1987-1991). Mr. Arm-
                                                      strong is a director or
                                                      trustee of 29 investment
                                                      companies for which
                                                      Mitchell Hutchins or
                                                      PaineWebber serves as
                                                      investment adviser.
 E. Garrett Bewkes, Jr.**; 71 Trustee and Chairman   Mr. Bewkes is a director
                               of the Board of        of Paine Webber Group
                               Trustees               Inc. ("PW Group") (hold-
                                                      ing company of
                                                      PaineWebber and Mitchell
                                                      Hutchins). Prior to De-
                                                      cember 1995, he was a
                                                      consultant to PW Group.
                                                      Prior to 1988, he was
                                                      chairman of the board,
                                                      president and chief ex-
                                                      ecutive officer of Amer-
                                                      ican Bakeries Company.
                                                      Mr. Bewkes is also a di-
                                                      rector of Interstate
                                                      Bakeries Corporation and

                                                        BUSINESS EXPERIENCE
    NAME AND ADDRESS*; AGE    POSITION WITH THE FUND  AND OTHER DIRECTORSHIPS
    ----------------------    ----------------------  -----------------------
                                                      NaPro BioTherapeutics,
                                                      Inc. Mr. Bewkes is a di-
                                                      rector or trustee of 30
                                                      investment companies for
                                                      which Mitchell Hutchins
                                                      or PaineWebber serves as
                                                      investment adviser.
 Richard R. Burt; 51          Trustee                Mr. Burt is chairman of
 1275 Pennsylvania Avenue,                            IEP Advisors, Inc. (in-
 N.W.                                                 ternational investments
 Washington, D.C. 20004                               and consulting firm)
                                                      (since March 1994) and a
                                                      partner of McKinsey &
                                                      Company (management con-
                                                      sulting firm) (since
                                                      1991). He is also a di-
                                                      rector of American Pub-
                                                      lishing Company and Ar-
                                                      cher-Daniels-Midland Co.
                                                      (agricultural commodi-
                                                      ties). He was the chief
                                                      negotiator in the Stra-
                                                      tegic Arms Reduction
                                                      Talks with the former
                                                      Soviet Union (1989-1991)
                                                      and the U.S. Ambassador
                                                      to the Federal Republic
                                                      of Germany (1985-1989).
                                                      Mr. Burt is a director
                                                      or trustee of 29 invest-
                                                      ment companies for which
                                                      Mitchell Hutchins or
                                                      PaineWebber serves as
                                                      investment adviser.
 Mary C. Farrell**; 48        Trustee                Ms. Farrell is a managing
                                                      director, senior
                                                      investment strategist
                                                      and member of the In-
                                                      vestment Policy Commit-
                                                      tee of PaineWebber. Ms.
                                                      Farrell joined
                                                      PaineWebber in 1982. She
                                                      is a member of the Fi-
                                                      nancial Women's Associa-
                                                      tion and Women's Eco-
                                                      nomic Roundtable and ap-
                                                      pears as a regular pan-
                                                      elist on Wall $treet
                                                      Week with Louis
                                                      Rukeyser. She also
                                                      serves on the Board of
                                                      Overseers of New York
                                                      University's Stern
                                                      School of Business. Ms.
                                                      Farrell is a director or
                                                      trustee of 29 investment
                                                      companies for which
                                                      Mitchell Hutchins or
                                                      PaineWebber serves as
                                                      investment adviser.
 Meyer Feldberg; 56           Trustee                Mr. Feldberg is Dean and
 Columbia University                                  Professor of Management
 101 Uris Hall                                        of the Graduate School
 New York, New York 10027                             of Business, Columbia
                                                      University. Prior to
                                                      1989, he was president
                                                      of the Illinois Insti-
                                                      tute of Technology. Dean
                                                      Feldberg is also a di-
                                                      rector of K-III Communi-
                                                      cations Corporation,
                                                      Federated Department
                                                      Stores Inc., and Revlon,
                                                      Inc. Dean Feldberg is a
                                                      director or trustee of
                                                      29 investment companies
                                                      for which Mitchell
                                                      Hutchins or PaineWebber
                                                      serves as investment ad-
                                                      viser.

                                                          BUSINESS EXPERIENCE
    NAME AND ADDRESS*; AGE      POSITION WITH THE FUND  AND OTHER DIRECTORSHIPS
    ----------------------      ----------------------  -----------------------
 George W. Gowen; 68            Trustee                Mr. Gowen is a partner
 666 Third Avenue                                       in the law firm of Dun-
 New York, New York 10017                               nington, Bartholow &
                                                        Miller. Prior to May
                                                        1994 he was a partner
                                                        in the law firm of Fry-
                                                        er, Ross & Gowen.
                                                        Mr. Gowen is also a di-
                                                        rector of Columbia Real
                                                        Estate Investments,
                                                        Inc. Mr. Gowen is a di-
                                                        rector or trustee of 29
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Frederic V. Malek; 61          Trustee                Mr. Malek is Chairman of
 1455 Pennsylvania Avenue, N.W.                         Thayer Capital Partners
 Suite 350                                              (merchant bank). From
 Washington, D.C. 20004                                 January 1992 to Novem-
                                                        ber 1992 he was cam-
                                                        paign manager of Bush-
                                                        Quayle '92. From 1990
                                                        to 1992, he was vice
                                                        chairman and, from 1989
                                                        to 1990, he was presi-
                                                        dent of Northwest Air-
                                                        lines Inc., NWA Inc.
                                                        (holding company of
                                                        Northwest Airlines
                                                        Inc.) and Wings Hold-
                                                        ings Inc. (holding com-
                                                        pany of NWA Inc.).
                                                        Prior to 1989, he was
                                                        employed by the
                                                        Marriott Corporation
                                                        (hotels, restaurants,
                                                        airline catering and
                                                        contract feeding),
                                                        where he most recently
                                                        was an executive vice
                                                        president and president
                                                        of Marriott Hotels and
                                                        Resorts. Mr. Malek is
                                                        also a director of
                                                        American Management
                                                        Systems, Inc. (manage-
                                                        ment consulting and
                                                        computer related ser-
                                                        vices), Automatic Data
                                                        Processing, Inc., CB
                                                        Commercial Group, Inc.
                                                        (real estate services),
                                                        Choice Hotels Interna-
                                                        tional (hotel and hotel
                                                        franchising), FPL
                                                        Group, Inc. (electric
                                                        services), Integra,
                                                        Inc. (bio-medical),
                                                        Manor Care, Inc.
                                                        (health care), National
                                                        Education Corporation
                                                        and Northwest Airlines
                                                        Inc. Mr. Malek is a di-
                                                        rector or trustee of 29
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Carl W. Schafer; 62            Trustee                Mr. Schafer is president
 66 Witherspoon Street #1100                            of the Atlantic Founda-
 Princeton, NJ 08542                                    tion (charitable foun-
                                                        dation supporting
                                                        mainly oceanographic
                                                        exploration and re-
                                                        search). He is a direc-
                                                        tor of Roadway Express,
                                                        Inc. (trucking), The
                                                        Guardian Group of Mu-
                                                        tual Funds, Evans Sys-
                                                        tems, Inc. (motor fu-
                                                        els, convenience store
                                                        and diversified compa-
                                                        ny), Electronic Clear-
                                                        ing House, Inc. (finan-
                                                        cial transactions
                                                        processing), Wainoco
                                                        Oil Corporation and
                                                        Nutraceutix, Inc. (bio-
                                                        technology company).
                                                        Prior to January 1993,

                                                        BUSINESS EXPERIENCE
    NAME AND ADDRESS*; AGE    POSITION WITH THE FUND  AND OTHER DIRECTORSHIPS
    ----------------------    ----------------------  -----------------------
                                                      he was chairman of the
                                                      Investment Advisory Com-
                                                      mittee of the Howard
                                                      Hughes Medical Insti-
                                                      tute. Mr. Schafer is a
                                                      director or trustee of
                                                      29 investment companies
                                                      for which Mitchell
                                                      Hutchins or PaineWebber
                                                      serves as investment ad-
                                                      viser.
 T. Kirkham Barneby; 51       Vice President         Mr. Barneby is a managing
                                                      director and chief in-
                                                      vestment officer--quan-
                                                      titative investment of
                                                      Mitchell Hutchins. Prior
                                                      to September 1994, he
                                                      was a senior vice presi-
                                                      dent at Vantage Global
                                                      Management. Prior to
                                                      June 1993, he was a se-
                                                      nior vice president at
                                                      Mitchell Hutchins.
                                                      Mr. Barneby is a vice
                                                      president of six invest-
                                                      ment companies for which
                                                      Mitchell Hutchins or
                                                      PaineWebber serves as
                                                      investment adviser.
 Ellen R. Harris; 51          Vice President         Ms. Harris is a managing
                                                      director and a portfolio
                                                      manager of Mitchell
                                                      Hutchins. Ms. Harris is
                                                      a vice president of two
                                                      investment companies for
                                                      which Mitchell Hutchins
                                                      or PaineWebber serves as
                                                      investment adviser.
 Donald R. Jones; 37          Vice President         Mr. Jones is a first vice
                                                      president and a portfo-
                                                      lio manager of Mitchell
                                                      Hutchins. Prior to Feb-
                                                      ruary 1996, he was a
                                                      vice president in the
                                                      asset management group
                                                      of First Fidelity Ban-
                                                      corporation. Mr. Jones
                                                      is a vice president of
                                                      two investment companies
                                                      for which Mitchell
                                                      Hutchins or PaineWebber
                                                      serves as investment ad-
                                                      viser.
 James F. Keegan; 37          Vice President         Mr. Keegan is a senior
                                                      vice president and a
                                                      portfolio manager of
                                                      Mitchell Hutchins. Prior
                                                      to March 1996, he was
                                                      director of fixed income
                                                      strategy and research of
                                                      Merrion Group, L.P. From
                                                      1987 to 1994, he was a
                                                      vice president of global
                                                      investment management of
                                                      Bankers Trust.
                                                      Mr. Keegan is a vice
                                                      president of three in-
                                                      vestment companies for
                                                      which Mitchell Hutchins
                                                      or PaineWebber serves as
                                                      investment adviser.
 Thomas J. Libassi; 39        Vice President         Mr. Libassi is a senior
                                                      vice president and a
                                                      portfolio manager of
                                                      Mitchell Hutchins. Prior
                                                      to May 1994, he was a
                                                      vice president of Key-
                                                      stone Custodian Funds
                                                      Inc. with portfolio man-
                                                      agement responsibility.
                                                      Mr. Libassi is a vice
                                                      president of five in-
                                                      vestment companies for
                                                      which Mitchell Hutchins
                                                      or PaineWebber serves as
                                                      investment adviser.

                                                        BUSINESS EXPERIENCE
    NAME AND ADDRESS*; AGE    POSITION WITH THE FUND  AND OTHER DIRECTORSHIPS
    ----------------------    ----------------------  -----------------------
 Dennis McCauley; 51          Vice President         Mr. McCauley is a manag-
                                                      ing director and chief
                                                      investment officer--
                                                      fixed income of Mitchell
                                                      Hutchins. Prior to De-
                                                      cember 1994, he was di-
                                                      rector of fixed income
                                                      investments of IBM Cor-
                                                      poration. Mr. McCauley
                                                      is a vice president of
                                                      20 investment companies
                                                      for which Mitchell
                                                      Hutchins or PaineWebber
                                                      serves as investment ad-
                                                      viser.
 Ann E. Moran; 40             Vice President and     Ms. Moran is a vice pres-
                               Assistant Treasurer    ident and a manager of
                                                      the mutual fund finance
                                                      division of Mitchell
                                                      Hutchins. Ms. Moran is a
                                                      vice president and as-
                                                      sistant treasurer of 30
                                                      investment companies for
                                                      which Mitchell Hutchins
                                                      or PaineWebber serves as
                                                      investment adviser.
 Dianne E. O'Donnell; 45      Vice President and     Ms. O'Donnell is a senior
                               Secretary              vice president and dep-
                                                      uty general counsel of
                                                      Mitchell Hutchins. Ms.
                                                      O'Donnell is a vice
                                                      pres- ident and secre-
                                                      tary of 29 investment
                                                      companies and vice pres-
                                                      ident and assistant sec-
                                                      retary of one investment
                                                      company for which Mitch-
                                                      ell Hutchins or
                                                      PaineWebber serves as
                                                      investment adviser.
 Emil Polito; 37              Vice President         Mr. Polito is a senior
                                                      vice president and di-
                                                      rector of operations and
                                                      control for Mitchell
                                                      Hutchins. From March
                                                      1991 to September 1993
                                                      he was director of
                                                      the mutual funds sales
                                                      support and service cen-
                                                      ter for Mitchell
                                                      Hutchins and
                                                      PaineWebber. Mr. Polito
                                                      is a vice president of
                                                      30 investment companies
                                                      for which Mitchell
                                                      Hutchins or PaineWebber
                                                      serves as investment
                                                      adviser.
 Susan Ryan; 37               Vice President         Ms. Ryan is a senior vice
                                                      president and portfolio
                                                      manager of Mitchell
                                                      Hutchins and has been
                                                      with Mitchell Hutchins
                                                      since 1982. Ms. Ryan is
                                                      a vice president of five
                                                      investment companies for
                                                      which Mitchell Hutchins
                                                      or PaineWebber serves as
                                                      investment adviser.
 Victoria E. Schonfeld; 47    Vice President         Ms. Schonfeld is a manag-
                                                      ing director and general
                                                      counsel of Mitchell
                                                      Hutchins. Prior to May
                                                      1994, she was a partner
                                                      in the law firm of Ar-
                                                      nold & Porter. Ms.
                                                      Schonfeld is a vice
                                                      president of 29 invest-
                                                      ment companies and a
                                                      vice president and sec-
                                                      retary of one invest-

                                                       BUSINESS EXPERIENCE
   NAME AND ADDRESS*; AGE   POSITION WITH THE FUND   AND OTHER DIRECTORSHIPS
   ----------------------   ----------------------   -----------------------
                                                    ment company for which
                                                    Mitchell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.
 Paul H. Schubert; 35       Vice President and     Mr. Schubert is a first
                             Treasurer              vice president and the di-
                                                    rector of the mutual fund
                                                    finance division of Mitch-
                                                    ell Hutchins. From August
                                                    1992 to August 1994, he
                                                    was a vice president at
                                                    BlackRock Financial Man-
                                                    agement L.P. Mr. Schubert
                                                    is a vice president and
                                                    treasurer of 30 investment
                                                    companies for which Mitch-
                                                    ell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.
 Nirmal Singh; 42           Vice President         Mr. Singh is a senior vice
                                                    president and portfolio
                                                    manager of Mitchell
                                                    Hutchins. Prior to 1993,
                                                    he was a member of
                                                    the portfolio management
                                                    team at Merrill Lynch As-
                                                    set Management, Inc.
                                                    Mr. Singh is a vice presi-
                                                    dent of four investment
                                                    companies for which Mitch-
                                                    ell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.
 Barney A. Taglialatela; 37 Vice President and     Mr. Taglialatela is a vice
                             Assistant Treasurer    president and a manager of
                                                    the mutual fund finance
                                                    division of Mitchell
                                                    Hutchins. Prior to Febru-
                                                    ary 1995, he was a manager
                                                    of the mutual fund finance
                                                    division of Kidder Peabody
                                                    Asset Management, Inc. Mr.
                                                    Taglialatela is a vice
                                                    president and assistant
                                                    treasurer of 30 investment
                                                    companies for which Mitch-
                                                    ell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.
 Mark A. Tincher; 42        Vice President         Mr. Tincher is a managing
                                                    director and chief invest-
                                                    ment officer--equities of
                                                    Mitchell Hutchins. Prior
                                                    to March 1995, he was a
                                                    vice president and di-
                                                    rected the U.S. funds man-
                                                    agement and equity re-
                                                    search areas of Chase Man-
                                                    hattan Private Bank. Mr.
                                                    Tincher is a vice presi-
                                                    dent of 13 investment com-
                                                    panies for which Mitchell
                                                    Hutchins or PaineWebber
                                                    serves as investment ad-
                                                    viser.
 Craig M. Varrelman; 39     Vice President         Mr. Varrelman is a senior
                                                    vice president and a port-
                                                    folio manager of Mitchell
                                                    Hutchins. Mr. Varrelman is
                                                    a vice president of four
                                                    investment companies for
                                                    which Mitchell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.

                                                     BUSINESS EXPERIENCE
 NAME AND ADDRESS*; AGE POSITION WITH THE FUND     AND OTHER DIRECTORSHIPS
 ---------------------- ----------------------     -----------------------
 Stuart Waugh; 43       Vice President         Mr. Waugh is a managing direc-
                                                tor and a portfolio manager of
                                                Mitchell Hutchins responsible
                                                for global fixed income in-
                                                vestments and currency trad-
                                                ing. Mr. Waugh is a vice pres-
                                                ident of five investment com-
                                                panies for which Mitchell
                                                Hutchins or PaineWebber serves
                                                as investment adviser.
 Keith A. Weller; 36    Vice President and     Mr. Weller is a first vice
                         Assistant Secretary    president and associate gen-
                                                eral counsel of Mitchell
                                                Hutchins. Prior to May 1995,
                                                he was an attorney in private
                                                practice. Mr. Weller is a vice
                                                president and assistant secre-
                                                tary of 29 investment compa-
                                                nies for which Mitchell
                                                Hutchins or PaineWebber serves
                                                as investment adviser.
 Ian W. Williams; 40    Vice President and     Mr. Williams is a vice presi-
                         Assistant Treasurer    dent and a manager of the mu-
                                                tual fund finance division of
                                                Mitchell Hutchins. Mr. Wil-
                                                liams is a vice president and
                                                assistant treasurer of 30 in-
                                                vestment companies for which
                                                Mitchell Hutchins or
                                                PaineWebber serves as invest-
                                                ment adviser.

--------
 *Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
**Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
 Fund as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.

  The Fund pays trustees who are not "interested persons" of the Fund $500 annually for each of its Portfolios and $150 for each board meeting and for each separate meeting of a board committee with respect to a Portfolio. The Fund presently has 13 Portfolios, including Growth and Income Portfolio, and thus pays each such trustee $6,500 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because Mitchell Hutchins performs substantially all of the services necessary for the operation of the Fund and its Portfolios, the Fund requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber receives any compensation from the Fund for acting as a trustee or officer.

  The table below includes certain information relating to the compensation of the Fund's current trustees who held office with the Fund or other PaineWebber funds during the fiscal year ended December 31, 1997.

                              COMPENSATION TABLE+

                                               AGGREGATE    TOTAL COMPENSATION
                                              COMPENSATION  FROM THE FUND AND
          NAME OF PERSON, POSITION           FROM THE FUND* THE FUND COMPLEX**
          ------------------------           -------------- ------------------
Richard Q. Armstrong,
 Trustee....................................    $12,600          $ 94,885
Richard R. Burt,
 Trustee....................................     11,250            87,085
Meyer Feldberg,
 Trustee....................................     12,600           117,853
George W. Gowen,
 Trustee....................................     14,209           101,567
Frederic V. Malek,
 Trustee....................................     12,600            95,845
Carl W. Schafer,
 Trustee....................................     12,600            94,885

--------
 + Only independent members of the board of trustees are compensated by the Fund and identified above; trustees who are "interested persons," as defined by the 1940 Act, do not receive compensation.
 * Represents fees paid to each trustee during the fiscal year ended December 31, 1997.
** Represents total compensation paid to each trustee by the fund complex during the twelve months ended December 31, 1997; no fund within the complex has a bonus, pension, profit sharing or retirement plan.

                        PRINCIPAL HOLDERS OF SECURITIES

  The following shareholders are shown in the Fund's records as owning more than 5% of the Class H shares of Growth and Income Portfolio as of April 17, 1998, as indicated below:

                                                      NUMBER AND PERCENTAGE OF
                                                        SHARES BENEFICIALLY
NAME OF SHAREHOLDER                                  OWNED AS OF APRIL 17, 1998
-------------------                                  --------------------------
PaineWebber Life Variable Annuity Account ..........     1,085,239.293 (67%)
American Republic Variable Annuity Account .........       497,135.089 (31%)
Keyport Benefit Variable Annuity Account..... ......        36,847.486  (2%)

  PaineWebber Life Variable Annuity Account is a segregated investment account of PaineWebber Life Insurance Company, 1200 Harbor Blvd., Weehawken, New Jersey 07087. American Republic Variable Annuity Account is a segregated investment account of American Republic Insurance Company, 601 6th Avenue, Des Moines, Iowa 50309. Keyport Benefit Variable Annuity Account (formerly, American Benefit Variable Annuity Account) is a segregated investment account of Keyport Benefit Life Insurance Company (formerly, American Benefit Life Insurance Company), 100 Manhattanville Rd., Purchase, New York 10577. Keyport Benefit Life Insurance Company is a wholly owned subsidiary of Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110-2712.

                         INVESTMENT ADVISORY SERVICES

  Mitchell Hutchins acts as the investment adviser and administrator of Growth and Income Portfolio pursuant to a contract with the Fund dated April 21, 1988 as supplemented by a Fee Agreement dated December 30, 1991 ("Advisory Contract"). Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee at the annual rate of 0.70% of the Portfolio's average net assets, computed daily and payable monthly.

  During the fiscal years ended December 31, 1997, 1996 and 1995 Mitchell Hutchins earned (or accrued) advisory fees in the amount of $138,089, $111,599 and $94,315, respectively for Growth and Income Portfolio. Under a Sub-Advisory Contract dated May 26, 1994, Mitchell Hutchins Institutional Investors Inc. served as sub-adviser to Growth and Income Portfolio until April 3, 1995 and was paid (or accrued) by Mitchell Hutchins (not the Portfolio) sub-advisory fees of $7,400 for the fiscal year ended December 31, 1995.

  Under the terms of the Advisory Contract, each Portfolio (including Growth and Income Portfolio) bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Fund not readily identifiable as belonging to one of the Portfolios are allocated among the Portfolios by or under the direction of the board in such manner as the board determines to be fair and equitable. Expenses borne by each Portfolio include, but are not limited to, the following (or the Portfolio's allocated share of the following): (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the Portfolio and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Portfolio by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund or the shares of a Portfolio under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to the trustees who are not "interested persons" of the Fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or Portfolio for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the trustees who are not interested persons of the Fund;
(11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates, if any; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund or Portfolio; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations;
(16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.

  Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

  The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of Growth and Income Portfolio's outstanding voting securities on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the Fund.

  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

  Subsequent to August 1, 1997, PFPC Inc., the Fund's transfer agent ("PFPC"), (not the Fund), pays PaineWebber for certain transfer agency related services that PFPC has delegated to PaineWebber.

                            PORTFOLIO TRANSACTIONS

  Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for Growth and Income Portfolio. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the Portfolio taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. The Portfolio may invest in securities traded in the OTC markets and will engage primarily in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years ended December 31, 1997, 1996 and 1995 the Portfolio paid brokerage commissions in the amount of $39,178, $31,792 and $34,846, respectively.

  The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, a substantial amount of Growth and Income Portfolio's brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Mitchell Hutchins or its affiliates are fair and reasonable. Specific provisions included in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect securities transactions for the Portfolio on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid in accordance with applicable SEC regulations. During the fiscal years ended December 31, 1997, 1996 and 1995, the Portfolio paid to PaineWebber brokerage commissions in the amounts of $558, $852 and $1,400, respectively. The $558 in brokerage commissions paid by Growth and Income Portfolio to PaineWebber during the fiscal year ended December 31, 1997 represented 1.42% of the aggregate brokerage commissions paid by that Portfolio and 1.12% of the aggregate dollar amount of transactions involving the payment of commissions.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs") who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute the Portfolio's transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interest of Growth and Income Portfolio and subject to the review of the board, Mitchell Hutchins may cause the Portfolio to purchase and sell portfolio securities from and to brokers who provide the Portfolio with research, analysis, advice and similar services. In return for such services, the Portfolio may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the Portfolio and its other clients and that the total commissions paid by the Portfolio will be reasonable in relation to the benefits to the Portfolio over the long term. During the fiscal year ended December 31, 1997, the Portfolio directed $3,272,033 in portfolio transactions to brokers chosen because they provide research and analysis, for which the Portfolio paid $3,843 in brokerage commissions.

  For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transaction on an agency basis.

  Information and research received from such brokers and dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract. Research services furnished by brokers or dealers through which or with which Growth and Income Portfolio effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins in connection with these other funds or accounts may be used in advising the Portfolio.

  Investment decisions for Growth and Income Portfolio and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Portfolio and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Portfolio and such other account(s) as to amount according to a formula deemed equitable to the Portfolio and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Portfolio.

  Growth and Income Portfolio will not purchase securities that are offered in underwritings in which Mitchell Hutchins or any of its affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the commission or spread paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that Mitchell Hutchins, or any affiliate thereof not participate in or benefit from the sale to the Portfolio.

  PORTFOLIO TURNOVER. The turnover rate may vary greatly from year to year for Growth and Income Portfolio and will not be a limiting factor when Mitchell Hutchins deems portfolio changes appropriate. The annual portfolio turnover rate is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities except short-term securities in the Portfolio during the year. For the fiscal years ended December 31, 1997 and December 31, 1996, the portfolio turnover rates for the Portfolio were 92% and 99%, respectively.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

  The insurance company separate accounts purchase and redeem shares of Growth and Income Portfolio on each day on which the New York Stock Exchange ("NYSE") is open for trading ("Business Day") based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected on that day pursuant to the variable contracts. Currently, the NYSE is closed on the observance of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Such purchases and redemptions of the shares of the Portfolio are effected at their respective net asset values per share determined as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on that Business Day. Payment for redemptions are made by the Fund within seven days thereafter. No fee is charged the separate accounts when they purchase or redeem Portfolio shares.

  The Fund may suspend redemption privileges of shares of Growth and Income Portfolio or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Portfolio's securities at the time.

                              VALUATION OF SHARES

  Growth and Income Portfolio determines its net asset value as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Monday through Friday when the NYSE is open.

  Securities that are listed on U.S. stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last available sale price listed on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last available bid price prior to the time of valuation.

  When market quotations are readily available, the debt securities of Growth and Income Portfolio are valued based upon market quotations, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins, the fair value of the securities. The amortized cost method of valuation generally is used with respect to debt obligations with 60 days or less remaining to maturity unless the board determines that this does not represent fair value. When market quotations for options and futures positions held by the Portfolio are readily available, those positions are valued based upon such quotations. Market quotations are not generally available for options traded in the OTC market. When market quotations for options and futures positions, or any other securities or assets of the Portfolio, are not available, they are valued at fair value as determined in good faith by or under the direction of the board. When practicable, such determinations are based upon appraisals received from a pricing service using a computerized matrix system or appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. In valuing thinly traded securities and lower rated corporate bonds, it should be recognized that judgment often plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

                                     TAXES

  Shares of Growth and Income Portfolio are offered only to insurance company separate accounts that fund benefits under the Contracts. See the applicable Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Contract holders.

  Growth and Income Portfolio is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, ("Distribution Requirement") and must meet several additional requirements. With respect to the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or futures derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

  As noted in the Prospectus, Growth and Income Portfolio intends to continue to comply with the diversification requirements imposed on it by section 817(h) of the Internal Revenue Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.

  The use of hedging and related strategies, such as selling (writing) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses Growth and Income Portfolio realizes in connection therewith. Gains from the options and futures derived by the Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

  Growth and Income Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation--other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder--that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

  If Growth and Income Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which most likely would have to be distributed to the Portfolio's shareholders to satisfy the Distribution Requirement--even if those earnings and gain were not distributed to the Portfolio by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Growth and Income Portfolio may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years. The Portfolio's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

  If Growth and Income Portfolio has an "appreciated financial position"-- generally, an interest (including an interest through an option, future or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

  The foregoing is only a general summary of some of the important federal income tax considerations generally affecting Growth and Income Portfolio and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolio's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Portfolio and to dividends and other distributions therefrom.

                               OTHER INFORMATION

  Prior to August 14, 1995, the name of Growth and Income Portfolio was "Dividend Growth Portfolio." Prior to November 19, 1997, the Fund was known as "PaineWebber Series Trust."

  The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund or Growth and Income Portfolio. However, the Fund's Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund or the Portfolio and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Fund, the trustees or any of them in connection with the Fund. The Declaration of Trust provides for indemnification from Fund or Portfolio property, as appropriate, for all losses and expenses of any shareholder held personally liable for the obligations of the Fund or Portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund or Portfolio itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder of a Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The board intends to conduct the operations of the Fund so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund and the Portfolio.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to Mitchell Hutchins and PaineWebber in connection with other matters.

  AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Fund.

                             FINANCIAL STATEMENTS

  The Fund's Annual Report to shareholders for the fiscal year ended December 31, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein with respect to Growth and Income Portfolio are incorporated by reference in this Statement of Additional Information.

                                   APPENDIX

               DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

  COMMERCIAL PAPER RATINGS. Moody's employs the designation "Prime-1," "Prime-2" and "Prime-3" to indicate the repayment capacity of issuers of commercial paper. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Not Prime. Issuers assigned this rating do not fall within any of the Prime rating categories.

  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows: A-1. This highest rating category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B. Issues rated "B" are regarded as having only speculative capacity for timely payment. C. This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D. Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as a "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments my be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's apply numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories, however, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters; adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation; BB, B, CCC, CC, C, D. Obligations rated BB, B, CCC,CC and C are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

"BB" An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" An obligation rated "B' is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

"D" An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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